Average Annual Total Returns - Invesco China Technology ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE China Incl A 25% Technology Capped Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year		FTSE China Incl A 25% Technology Capped Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	FTSE China Incl A 25% Technology Capped Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10 Years	Blended - FTSE China Incl A 25% Technology Capped Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year		Blended - FTSE China Incl A 25% Technology Capped Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years		Blended - FTSE China Incl A 25% Technology Capped Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10 Years		MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10 Years
Total	58.33%	18.93%	13.01%	58.09%	18.53%	12.47%	34.59%	15.20%	10.56%	60.01%	[1]	[1]	[1]	60.01%	[2]	19.61%	[2]	13.18%	[2]	29.49%	15.05%	7.61%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of March 18, 2019.
[2]	The Blended - FTSE China Incl A 25% Technology Capped Index (Net) reflects the performance of the AlphaShares China Technology Index, the former underlying index, prior to June 22, 2019, and the Underlying Index thereafter.